KINGSBARN TACTICAL BOND ETF

Schedule of Investments

February 28, 2025 (unaudited)

		Shares	Value
92.82%	EXCHANGE TRADED FUNDS
14.82%	INFLATIONS PROTECTED TREASURIES
	ISHARES TIPS BOND ETF	1,572	173,454

19.66%	INVESTMENT GRADE CORPORATE BONDS
	ISHARES IBOXX $ INVESTMEN	2,100	230,181

19.18%	MID TERM TREASURIES
	ISHARES 7-10 YEAR TREASUR	2,356	224,574

19.68%	MORTGAGE BACKED
	ISHARES MBS ETF	2,450	230,496

19.48%	SHORT TERM TREASURIES
	ISHARES 0-3 MONTH TREASUR	2,266	228,073

92.82%	TOTAL EXCHANGE TRADED FUNDS		1,086,778

92.82%	TOTAL INVESTMENTS		1,086,778

7.18%	Other assets, net of liabilities		84,018
100.00%	NET ASSETS		$1,170,796

See Notes to Schedule of Investments.

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
US 10 Year Treasury Notes	3	6/27/2025	331,511	333,281	1,770

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUND	$1,086,778			$1,086,778
TOTAL INVESTMENTS	$1,086,778			$1,086,778

The cost of investments for Federal income tax purposes has been estimated a/o February 28, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $428,364, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,440
Gross unrealized depreciation	(19,048)
Net unrealized appreciation	$(4,608)